Disposals and impairment	12 Months Ended
Dec. 31, 2022
Impairment Of Assets [Abstract]
Disposals and impairment	Disposals and impairment
The following amounts were recognized in the income statement in respect of disposals and impairments. The impacts of bp's decision taken on 27 February 2022 to exit its shareholding in Rosneft are included within this note - for further information see Note 1 - Significant judgements and estimate: investment in Rosneft and Note 17 Investments in associates.

			$ million
	2022	2021	2020
Gains on sale of businesses and fixed assets
gas & low carbon energy	45	1,034	—
oil production & operations	3,446	869	360
customers & products	374	(52)	2,320
other businesses & corporate	1	25	194
	3,866	1,876	2,874

			$ million
	2022	2021	2020
Losses on sale of businesses and fixed assets, and closures
gas & low carbon energy	—	1	9
oil production & operations	921	86	375
customers & products	177	142	296
other businesses & corporate	11,083	1	1
	12,181	230	681
Impairment losses
gas & low carbon energy	745	834	6,214
oil production & operations	4,480	1,617	6,723
customers & products	1,874	962	840
other businesses & corporate	13,536	63	12
	20,635	3,476	13,789
Impairment reversals
gas & low carbon energy	(1,333)	(2,338)	(3)
oil production & operations	(893)	(2,479)	(86)
customers & products	(68)	(7)	—
other businesses & corporate	—	(3)	—
	(2,294)	(4,827)	(89)
Impairment and losses on sale of businesses and fixed assets, and closures	30,522	(1,121)	14,381
Disposals
Disposal proceeds and principal gains and losses on disposals by segment are described below.

			$ million
	2022	2021	2020
Proceeds from disposals of fixed assets	709	1,145	491
Proceeds from disposals of businesses, net of cash disposed	1,841	5,812	4,989
	2,550	6,957	5,480
By business
gas & low carbon energy	22	2,425	38
oil production & operations	1,935	3,022	1,157
customers & products	592	1,050	3,959
other businesses & corporate	1	460	326
	2,550	6,957	5,480
Proceeds from disposals of businesses in 2022 includes $669 million relating to the formation of Azule Energy through the combination of bp's and Eni's Angolan businesses and $310 million relating to the disposal of bp's interest in the Sunrise Oil Sands project in Canada. At 31 December 2022, deferred consideration relating to disposals amounted to $191 million receivable within one year (2021 $205 million and 2020 $1,291 million) and $194 million receivable after one year (2021 $823 million and 2020 $2,402 million). The amounts of deferred consideration are reported within Trade and other receivables in Receivables related to disposals in the group balance sheet - see Note 20 for further information. In addition, contingent consideration receivable relating to disposals amounted to $1,896 million at 31 December 2022 (2021 $1,917 million and 2020 $1,999 million). The contingent consideration at 31 December 2022 relates to the prior period disposals of our Alaskan business and certain assets in the North Sea and the disposal of our 50% interest in the Sunrise oil sands project in Canada. These amounts of contingent consideration are reported within Other investments on the group balance sheet - see Note 18 for further information.
Gains and losses on sale of businesses and fixed assets, and closures gas & low carbon energy
In 2021 gains on disposal of businesses and fixed assets were principally related to a $1,031 million gain on disposal of a 20% participating interest in Block 61 in Oman.
4. Disposals and impairment – continued
oil production & operations
In 2022 gains principally related to a gain of $1,932 million arising from the contribution of bp's Angolan business to Azule Energy, a gain of $904 million related to the deemed disposal of 12% of the group's interest in Aker BP, an associate of bp, following completion of Aker BP's acquisition of Lundin Energy, and $349 million in relation to the disposal of the group's interest in the Rumaila field in Iraq to Basra Energy Company, an associate of bp.
Losses included $479 million of accumulated exchange losses previously charged to equity and taken to the income statement as a result of the decision to exit bp's other businesses with Rosneft within Russia.
In 2021 gains principally resulted from adjustments to disposals in prior periods. Gains include $171 million from the disposal of a 2.1% interest in Aker BP in the North Sea, $100 million from the disposal of certain exploration assets in Brazil, and $502 million fair value movements in relation to deferred and contingent consideration in relation to prior disposals in Alaska and the North Sea.
In 2020, gains principally resulted from adjustments to disposals in prior periods. Gains include $130 million from the disposal of our Alaska operations and interests and $166 million fair value movements in relation to deferred and contingent consideration in relation to the Alaska disposal and prior disposals in the North Sea. Losses included $134 million fair value movements in relation to deferred and contingent consideration arising from prior period disposals in the North Sea, $120 million in relation to the likely disposal of an exploration asset and $78 million from the disposal of certain properties in the US.
customers & products
In 2022, gains principally relate to a gain of $268 million arising from the divestment of our Swiss retail assets. In 2020, gains principally resulted from the $2,300 million gain recognized on the disposal of our Petrochemicals business which completed in December 2020. The gain was adjusted in 2021 as a result of post settlement adjustments. In 2020, losses included $229 million in relation to cessation of manufacturing operations at the Kwinana Refinery following the decision to cease fuel production.
other businesses and corporate
In 2022 the losses on disposal of businesses and fixed assets was $11,082 million in respect of the decision to exit our holding in Rosneft which resulted in the reclassification to the income statement of $10,372 million of accumulated exchange losses, a cash flow hedge reserve of $651 million relating to the original acquisition of Rosneft shares and bp's cumulative share of Rosneft's other comprehensive income of $59 million which were all previously charged to equity.
In 2020 the gain on disposal of businesses and fixed assets was principally in respect of the sale and leaseback of our St James's Square London headquarters.
Summarized financial information relating to the sale of businesses is shown in the table below.
The principal transactions categorized as a business disposal in 2022 were the formation of Azule Energy, the formation of Basra Energy Company and the sale of our 50% interest in the Sunrise oil sands project in Canada.
The principal transaction categorized as a business disposal in 2021 was the sale of a 20% participating interest from bp’s 60% participating interest in Block 61 in Oman.
The principal transactions categorized as a business disposal in 2020 were the sales of our Petrochemical and Alaskan businesses.

			$ million
	2022	2021	2020

Non-current assets	3,681	1,620	9,092
Current assets	2,972	69	1,539
Non-current liabilities	(1,869)	(287)	(1,639)
Current liabilities	(1,074)	(3)	(782)
Total carrying amount of net assets disposed	3,710	1,399	8,210
Recycling of foreign exchange on disposal	(26)	35	(328)
Costs on disposal	488	(5)	13
	4,172	1,429	7,895
Gains (losses) on sale of businesses	6,219	1,632	2,570
Total consideration	10,391	3,061	10,465
Non-cash consideration	(8,999)	(108)	(219)
Consideration received (receivable)	449	2,859	(5,257)
Proceeds from the sale of businesses, net of cash disposed[a]	1,841	5,812	4,989
[a]Proceeds are stated net of cash and cash equivalents disposed of $318 million (2021 $2 million and 2020 $101 million).
Impairments
Impairment losses and impairment reversals in each segment are described below. For information on significant estimates and judgements made in relation to impairments see Impairment of property, plant and equipment, intangibles, goodwill and equity-accounted entities within Note 1. See also Note 12, and Note 15 for further information on impairments by asset category.
gas & low carbon energy
The 2022 impairment loss of $745 million primarily relates to losses incurred in respect of certain assets in Mauritania & Senegal ($729 million) and principally arose as a result of increased forecast future expenditure. The 2022 impairment reversal of $1,333 million primarily relates to the Trinidad CGU ($1,331 million) and principally arose as a result of changes to the group's oil and gas price assumptions. The recoverable amount of all CGUs for which impairment charges or reversals were recognized in 2022 in total, based on their value in use, is $9,609 million.
4. Disposals and impairment – continued
The 2021 impairment loss of $834 million primarily relates to losses incurred in respect of certain assets in Mauritania & Senegal ($819 million) and principally arose as a result of increased forecast future expenditure. The 2021 impairment reversal of $2,338 million primarily relates to reversals in respect of producing assets in the KGD6 CGU in India ($1,229 million) and the Trinidad CGU ($600 million) and principally arose as a result of changes to the group's oil and gas price assumptions and re-assessment of reserves. The recoverable amount of these CGUs on which significant impairment charges or reversals were recognized, based on their value in use, is $7,365 million. The recoverable amount of all CGUs for which impairment charges or reversals were recognized in 2021 in total, based on their value in use, is $17,330 million.
The 2020 impairment loss of $6,214 million primarily relates to losses incurred in respect of producing and development assets in Trinidad ($2,416 million), Mauritania and Senegal ($1,909 million) and India ($1,313 million). Impairment losses were primarily driven by a reduction in bp’s future oil and gas price assumptions and, to a lesser extent, certain technical reserves revisions. The recoverable amount of the impaired CGUs in total was $13,563 million.
oil production & operations
Impairment losses and reversals in all years relate primarily to producing assets and, in 2022, equity accounted investments.
The 2022 impairment loss of $4,480 million primarily relates to impairment of the Pan American Energy Group S.L. joint venture as a result of expected portfolio changes ($2,900 million) and the decision to exit bp's other businesses with Rosneft within Russia ($1,043 million). The 2022 impairment reversal of $893 million principally relates to changes in price and reserves assumptions in the North Sea ($643 million). The recoverable amount of all CGUs for which impairment charges or reversals were recognized in 2022 in total, based on their value in use, is $7,831 million.
The 2021 impairment loss of $1,617 million principally relates to the decision to exit the Sunrise oil sands project in Canada ($1,109 million). The 2021 impairment reversals of $2,479 million principally arose as a result of changes to the group’s oil and gas price assumptions and re-assessment of reserves. They include amounts in BPX Energy ($1,356 million) and the North Sea ($950 million). The principal CGU on which a significant impairment reversal was recognized was $982 million for Hawkville in BPX Energy. The recoverable amount of these CGUs on which significant impairment charges or reversals were recognized, based on their value in use, is $6,760 million. The recoverable amount of all CGUs for which impairment charges or reversals were recognized in 2021, based on their value in use, is $16,586 million.
The 2020 impairment loss of $6,723 million primarily relates to losses incurred in respect of producing and development assets in the UK North Sea ($2,796 million), the US ($2,744 million), and Canada ($865 million). Impairment losses were primarily driven by a reduction in bp’s future oil and gas price assumptions and, to a lesser extent, certain technical reserves revisions.
customers & products
The 2022 impairment loss of $1,874 million primarily relates to changes in economic assumptions in the Products business including the impairment of the Gelsenkirchen refinery in Germany ($1,366 million), and announced portfolio changes. The recoverable amounts of the CGUs were based on value-in-use calculations. The recoverable amount of all CGUs for which impairment charges or reversals were recognized in 2022 in total, based on their value in use, is $1,648 million.
2021 impairment loss of $962 million principally relates to announced portfolio changes in the products business ($595 million).
2020 impairment loss of $840 million principally relates to portfolio changes in the fuels business, including the conversion of Kwinana refinery to an import terminal. None of the impairment charges were individually material.
Other businesses and corporate
The 2022 impairment loss of $13,536 million arises primarily a result of bp's decision to exit its shareholding in Rosneft ($13,479 million, including $528 million which relates to estimated earnings in the first two months of the year prior to the loss of significant influence). The recoverable amount of the CGU which comprises Rosneft is estimated to be $nil.
Impairment losses totalling $63 million and $12 million were recognized in 2021 and 2020 respectively.